(Loss) Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted (loss) earnings per share

	Year ended December 31,
(in $ millions, except share and per share data)	2021	2020	2019
Numerator – Basic and diluted (loss) earnings per share:
Net (loss) income / Net (loss) income from continuing operations	$(475)	$(619)	$138
Net loss (income) attributable to non-controlling interests in subsidiaries	2	1	(4)
Preferred shares dividend	(10)	—	—
Net (loss) income / Net (loss) income from continuing operations attributable to the shareholders of the Company’s ordinary shares	$(483)	$(618)	$134
Denominator – Basic (loss) earnings per share:
Weighted average ordinary shares outstanding	37,406,171	36,000,000	36,000,000
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Basic	$(12.91)	$(17.18)	$3.72
Denominator – Diluted (loss) earnings per share:
Number of ordinary shares used for basic (loss) earnings per share from continuing operations	37,406,171	36,000,000	36,000,000
Weighted average effect of dilutive securities Stock options	—	—	1,102,120
Weighted average ordinary shares outstanding	37,406,171	36,000,000	37,102,120
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Diluted	$(12.91)	$(17.18)	$3.61